CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total net revenues	¥ 94,580,205	¥ 93,457,498	¥ 77,776,932
Cost of revenues:
Commission-split	20,873,405	22,766,957	20,419,577
Cost of home renovation and furnishing	10,581,816	10,229,696	7,705,325
Cost of home rental services	20,020,954	13,619,506	6,163,044
Cost related to stores	2,851,831	2,854,988	2,872,093
Others	2,383,938	2,138,510	1,882,952
Operating expenses:
Sales and marketing expenses	7,328,909	7,783,341	6,654,178
General and administrative expenses	8,075,414	8,960,747	8,236,569
Research and development expenses	2,580,564	2,283,424	1,936,780
Interest income, net	807,505	1,260,163	1,263,332
Existing home transaction services
Total net revenues	25,020,035	28,201,003	27,954,135
New home transaction services
Total net revenues	30,597,319	33,653,403	30,575,778
Home renovation and furnishing
Total net revenues	15,426,141	14,768,947	10,850,497
Home rental services
Total net revenues	21,900,320	14,334,479	6,099,747
Emerging and other services
Total net revenues	1,636,390	2,499,666	2,296,775
Related Party
Cost of revenues:
Commission-split	331,521	601,193	869,298
Cost of home renovation and furnishing	48,000	116,207	176,824
Cost of home rental services	11,493	11,150	9,042
Cost related to stores	5,410	7,594	15,356
Others	6,697	13,496	9,401
Operating expenses:
Sales and marketing expenses	9,113	21,001	6,776
General and administrative expenses	378	5,702	15,732
Research and development expenses	208,679	152,818	92,080
Interest income, net	11,895	7,010	6,987
Related Party | Existing home transaction services
Total net revenues	464,327	644,130	830,295
Related Party | New home transaction services
Total net revenues	67,818	1,289	2,713
Related Party | Home renovation and furnishing
Total net revenues	3,174	7,360	6,471
Related Party | Home rental services
Total net revenues	29,818	1,815	106
Related Party | Emerging and other services
Total net revenues	¥ 23,357	¥ 22,573	¥ 26,062